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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2320

Vestaur Securities, Inc.
_____________________________________________________________
(Exact name of registrant as specified in charter)

123 South Broad Street, 2nd Floor
Philadelphia, Pennsylvania 19109
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 567-3969

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Vestaur Securities, Inc., for the year ended November 30, 2003. This 1 series has a 11/30 fiscal year end.

Date of reporting period: November 30, 2003

Item 1 - Reports to Stockholders.

Vestaur Securities, Inc.

Annual Report To Shareholders November 30, 2003

ADVISOR Evergreen Investment Management Company, LLC (a subsidiary of Wachovia Corporation)

table of contents

1

LETTER TO SHAREHOLDERS

3

FINANCIAL HIGHLIGHTS

4

SCHEDULE OF INVESTMENTS

11

STATEMENT OF ASSETS AND LIABILITIES

12

STATEMENT OF OPERATIONS

13

STATEMENTS OF CHANGES IN NET ASSETS

14

NOTES TO FINANCIAL STATEMENTS

17

INDEPENDENT AUDITORS' REPORT

18

AUTOMATIC DIVIDEND INVESTMENT PLAN

20

DIRECTORS AND OFFICERS

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 617.210.3533 or by visiting the SEC's website at http://www.sec.gov.

LETTER TO SHAREHOLDERS

Annual report for the 12-month period ended November 30, 2003

Dear Fellow Shareholders:

After reaching 45-year lows in early June, U.S. Treasury yields surged and bond prices fell in the following six months. Deflation fear receded and the pace of economic activity picked up sharply in response to tax cuts and ample consumer liquidity supplied by record mortgage refinancing activities. Yields on U.S. Treasury notes and bonds rose 70 to 110 basis points in the second half of the Fund's fiscal year, causing the Lehman Treasury Index to post a total return of -2.9% over this time frame, led by a return of -8.3% on the benchmark 30-year Treasury bond. Treasury yields would have backed up even more had Federal Reserve officials not overtly assured market participants that monetary policy would remain accommodative for a considerable period despite their expectation of above trend growth in 2004. Over the Fund's fiscal year, the Lehman Treasury Index returned 1.3% as the yield curve experienced little net change. Yields fell slightly in the short end of the yield curve, reflecting further easing of monetary policy in the first half of the fiscal year, but rose modestly for maturities of five years or more as investors anticipated a tightening of monetary policy in 2004.

Mortgage-backed securities and corporate bonds outperformed U.S. Treasuries by significant margins in the second half of the fiscal year. The Lehman Mortgage-Backed Index and the Lehman Corporate Bond Index returned 0.5% and -0.9% respectively, putting total returns for these indices for the fiscal year at 3% and 7%, respectively. The jump in mortgage rates in July and the consequent plunge in refinancing activities helped lower prepayment fears while the relatively short duration of the mortgage sector cushioned it from the negative impact of rising rates. In contrast to the second half of fiscal 2002, rising corporate profitability and investors' ravenous appetite for more generous corporate yields caused spreads to narrow sharply versus Treasuries, partially offsetting the rise in Treasury yields. There was a strong correlation between lower credit ratings and higher total returns. Within the Lehman Corporate Bond Index, AAA-rated corporate bonds returned -1.5% while the return of BBB-rated bonds was breakeven. The best performance among domestic bonds was chalked up by the sub-investment grade sector, which registered a total return of 9.5%. As was the case with investment grade bonds, the riskier the securities, the better were the returns: Ba-rated bonds returned 7.1% while Caa bonds returned 15.5%.

At this writing, the bond market is on the defensive. A sentiment index recently published by Ried, Thunberg and Co. shows that investors are currently as bearish on the outlook for Treasury securities as in September of 2000 when the 10-year Treasury note yielded 5.80%. The negative sentiment was fueled by expectation of a synchronous global economic recovery led by strong growth in the U.S. and China. However, Federal Reserve officials have made clear that above trend Gross Domestic Product

LETTER TO SHAREHOLDERS continued

growth will not necessarily lead to a change in its accommodative stance given the slack in labor supply and industrial capacity.

Inflation remains dormant. Commodity prices have enjoyed a steep climb over the past year but this increase has not translated into higher prices for consumers. Domestic unit labor costs continue to fall, reflecting a slack labor market and record labor productivity growth. Business still lacks pricing power due to substantial excess capacity worldwide. The personal consumption deflator, a favorite inflation measure of the Federal Reserve, fell 0.1% in November and was up only 1.3% year on year. The Consumer Price Index, excluding food and energy, also fell in November, registering its first monthly decline in more than 20 years.

Your Fund posted a total return on a net asset value basis of 13.43% and a total return on a market value basis of 11.71%. Net assets of the Fund on November 30, 2003, stood at $97,277,455 or $14.03 per share compared to $91,666,003 or $13.22 per share on November 30, 2002, reflecting the impact of sharply tighter corporate yield spreads that more than offset the rise in Treasury yields. At the December 10, 2003, Directors meeting, the Fund declared the quarterly income dividend at 22 cents per share, in line with current portfolio yield. This dividend is payable on January 15, 2004, to shareholders of record on December 31, 2003. The reduction in the payout rate by one cent was necessitated by the difficulty faced last year in maintaining the book yield of the portfolio in a period when corporate bonds traded at their lowest yield levels in four decades.

Over 75% of the Board of Directors of the Fund are independent directors and 100% of the Fund's Audit Committee members are independent directors. This composition meets industry best practice and has been in place for a number of years.

Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC, with the primary objective of maintaining a high level of current income through a diversified portfolio of fixed income securities. The management team continues to emphasize selectivity and diversification to control portfolio exposure to specific credit risks. With a portfolio duration of 6 years, a market yield to maturity of 7.48% and a concentrated exposure to corporate bonds rated A or lower, we believe that the Fund is well positioned for the coming market environment.

We would like to take this opportunity to thank you for your ongoing confidence in Vestaur Securities, Inc. and look forward to providing you with continued quality investment services.

Sincerely,

Glen T. Insley, CFA
Chairman of the Board
January 2, 2004

FINANCIAL HIGHLIGHTS

	Year Ended November 30,
	2003	2002[1]	2001	2000	1999

Net asset value, beginning of period	$ 13.22	$ 13.79	$ 13.44	$ 13.88	$ 14.74

Income from investment operations
Net investment income	0.88	0.93	1.02	1.07	1.03
Net realized and unrealized gains or losses on investments	0.85	(0.53)	0.36	(0.47)	(0.85)
Total from investment operations	1.73	0.40	1.38	0.60	0.18

Less distributions from
Net investment income	(0.92)	(0.97)	(1.03)	(1.04)	(1.04)

Net asset value, end of period	$ 14.03	$ 13.22	$ 13.79	$ 13.44	$ 13.88

Market asset value, end of period	$ 13.10	$ 12.56	$ 14.39	$ 12.63	$ 12.75

Total return
Based on net asset value[2]	13.43%	3.06%	10.67%	4.54%	1.29%
Based on market value[3]	11.71%	(6.17%)	22.89%	7.39%	(8.12%)

Ratios/supplemental data
Net assets, end of period (in thousands)	$ 97,277	$ 91,666	$ 94,577	$ 91,334	$ 94,269
Ratios to average net assets
Expenses[4]	0.91%	1.01%	0.98%	0.99%	1.00%
Net investment income	6.43%	6.96%	7.43%	7.89%	7.25%
Portfolio turnover rate	45%	40%	63%	21%	44%

1	Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies, and began amortizing premiums and accreting discounts on its fixed-income securities. The effects of this change for the year ended November 30, 2002 was a decrease to net investment income per share and an increase to net realized gains or losses per share by $0.03 and $0.03, respectively, and a decrease to the ratio of net investment income to average net assets of 0.25%. The above per share information, ratios and supplemental data for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
2	The net asset value total return is based on the net asset value on the first and last day of each period. Dividends and other distributions are reinvested at the ex-date net asset value.
3	The market value total return is based on the market value on the first and last day of each period and computed on a similiar basis as above, except the dividends and other distributions are reinvested at prices obtained by the Fund's Automatic Dividend Investment Plan.
4	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2003

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
Residential Accredit Loans, Inc., Ser. 1997-QS3 Class M2, 7.75%, 04/25/2027	$1,295,882	$ 1,295,950
CORPORATE BONDS 92.1%
CONSUMER DISCRETIONARY 18.7%
Auto Components 0.9%
Dana Corp., 9.00%, 08/15/2011	250,000	285,000
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	325,000	371,312
R.J. Tower Corp., 12.00%, 06/01/2013 144A	250,000	236,875
893,187
Automobiles 0.6%
General Motors Corp., 8.375%, 07/15/2033	500,000	546,253
Distributors 0.3%
Roundys, Inc., Ser. B, 8.875%, 06/15/2012	250,000	265,625
Hotels, Restaurants & Leisure 1.7%
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	250,000	276,875
Darden Restaurants Inc., 7.125%, 02/01/2016	500,000	573,948
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	260,000	284,050
Mandalay Resort Group, 6.375%, 12/15/2011 144A	250,000	250,313
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	265,000
1,650,186
Household Durables 2.8%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	250,000	295,000
Meritage Corp., 9.75%, 06/01/2011	250,000	279,063
Pulte Homes, Inc., 7.875%, 08/01/2011	500,000	586,365
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	287,187
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	250,000	259,375
Toro Co., 7.80%, 06/15/2027	500,000	549,807
WCI Communities, Inc., 9.125%, 05/01/2012	400,000	440,000
2,696,797
Leisure Equipment & Products 0.4%
Houghton Mifflin Co., 9.875%, 02/01/2013	400,000	430,000
Media 9.7%
Cox Communications, Inc., 7.125%, 10/01/2012	750,000	859,387
Dex Media West LLC, 8.50%, 08/15/2010 144A	175,000	192,063
DIRECTV Holdings LLC, 8.375%, 03/15/2013	250,000	284,062
Disney Walt Co., Ser. B, 6.20%, 06/20/2014	565,000	601,557
InterActiveCorp., 7.00%, 01/15/2013	500,000	550,344
Lenfest Communications, Inc., 8.375%, 11/01/2005	1,150,000	1,266,685
Liberty Media Corp., 5.70%, 05/15/2013	500,000	500,995
Mediacom LLC, 9.50%, 01/15/2013	400,000	399,000
Medianews Group, Inc., 6.875%, 10/01/2013 144A	250,000	249,687
News America Holdings, Inc., 9.50%, 07/15/2024	500,000	681,855
RH Donnelley Finance Corp., 10.875%, 12/15/2012	400,000	474,500
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,398,093
9,458,228
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.4%
Saks, Inc., 9.875%, 10/01/2011	$ 25,000	$ 29,906
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	385,949
415,855
Specialty Retail 1.9%
Cole National Group, Inc., 8.875%, 05/15/2012	310,000	333,638
CSK Auto, Inc., 12.00%, 06/15/2006	250,000	281,875
Gap, Inc., 6.90%, 09/15/2007	95,000	105,331
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	250,000	296,250
Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	250,000	263,750
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	446,000
Warnaco, Inc., 8.875%, 06/15/2013 144A	75,000	76,500
1,803,344
CONSUMER STAPLES 2.9%
Beverages 2.0%
Anheuser-Busch Co., Inc., 6.80%, 01/15/2031	500,000	567,498
Companhia Brasileira De Bebida, 10.50%, 12/15/2011	750,000	870,000
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	536,870
1,974,368
Food & Staples Retailing 0.6%
Safeway, Inc., 7.25%, 02/01/2031	500,000	550,551
Food Products 0.2%
Dole Food, Inc., 7.25%, 06/15/2010	250,000	255,313
Household Products 0.1%
Hines Nurseries, Inc., 10.25%, 10/01/2011 144A	75,000	81,563
ENERGY 10.7%
Electric Utilities 0.5%
Black Hills Corp., 6.50%, 05/15/2013	500,000	505,613
Energy Equipment & Services 1.3%
Dresser, Inc., 9.375%, 04/15/2011	400,000	422,000
Gulfterra Energy Partners LP, Ser. B, 6.25%, 06/01/2010	250,000	252,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	250,000	262,500
SESI LLC, 8.875%, 05/15/2011	250,000	270,000
1,207,000
Oil & Gas 8.9%
Atlantic Richfield Co., 10.875%, 07/15/2005	750,000	853,550
El Paso Energy Partners LP, 8.50%, 06/01/2011	250,000	273,750
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	250,000	240,000
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,810,944
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	400,000	422,000
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,893,268
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	694,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Plains Exploration & Production Co., 8.75%, 07/01/2012	$ 250,000	$ 275,000
Sunoco Inc., 9.00%, 11/01/2024	500,000	618,181
Tesoro Petroleum Corp., Ser. B, 9.00%, 07/01/2008	400,000	408,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	150,000	159,000
8,648,193
FINANCIALS 25.3%
Commercial Banks 3.1%
Banco Bradesco SA, 8.75%, 10/24/2013 144A	750,000	783,750
Citizens Banking Corp. of Michigan, 5.75%, 02/01/2013	500,000	492,167
FBOP Corp., 10.00%, 01/15/2009 144A	500,000	537,500
First Massachusetts Bank, 7.625%, 06/15/2011	1,000,000	1,163,349
2,976,766
Diversified Financial Services 4.2%
Capital One Financial Corp., 6.25%, 11/15/2013	500,000	509,539
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	165,000	195,132
GE Capital Corp., 6.75%, 03/15/2032	500,000	555,469
GMAC, 6.875%, 09/15/2011	500,000	518,620
Household Finance Corp., 7.875%, 03/01/2007	500,000	568,916
Lehman Brothers, Inc., 11.625%, 05/15/2005	583,000	658,138
Moore North America Finance, Inc., 7.875%, 01/15/2011 144A	400,000	456,000
National Rural Utilities Cooperative Finance, 7.25%, 03/01/2012	500,000	579,774
4,041,588
Insurance 2.9%
Cigna Corp., 8.30%, 01/15/2033	500,000	581,207
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	250,000	273,750
Fund American Companies, Inc., 5.875%, 05/15/2013	500,000	500,754
Harleysville Group Inc., 5.75%, 07/15/2013	500,000	490,259
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	520,440
Royal Sun Alliance, Inc., 8.95%, 10/15/2029	500,000	457,793
2,824,203
Real Estate 3.6%
CarrAmerica Realty Corp., 7.125%, 01/15/2012 REIT	500,000	555,965
Health Care Property, Inc., 6.00%, 03/01/2015 REIT	1,000,000	1,006,348
HRPT Properties Trust, 6.40%, 02/15/2015 REIT	500,000	523,831
MeriStar Hospitality Corp., 9.00%, 01/15/2008 REIT	400,000	417,500
Montpelier Re Hldgs., Ltd, 6.125%, 08/15/2013 REIT	500,000	506,974
Tanger Properties LP, 9.125%, 02/15/2008 REIT	250,000	274,375
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 REIT, 144A	250,000	265,000
3,549,993
Thrifts & Mortgage Finance 0.3%
Countrywide Funding Corp., 3.25%, 05/21/2008	300,000	293,066
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Trust Preferred 11.2%
BankAmerica Capital II, 8.00%, 12/15/2026	$1,000,000	$ 1,146,682
BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,000,000	1,130,304
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	500,000	584,375
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	597,241
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	543,169
Firstar Capital Trust I, Ser. B, 8.32%, 12/15/2026	500,000	578,300
HSBC American Capital Trust I, 7.808%, 12/15/2026 144A	1,000,000	1,109,298
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	924,410
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,423,963
MBNA Capital, Ser. A, 8.278%, 12/01/2026	1,750,000	1,898,732
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	984,126
10,920,600
HEALTH CARE 1.0%
Health Care Providers & Services 1.0%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	250,000	275,000
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	175,000	201,688
Stewart Enterprises, Inc., 10.75%, 07/01/2008	250,000	282,500
Triad Hospitals, Inc., 7.00%, 11/15/2013 144A	250,000	250,625
1,009,813
INDUSTRIALS 11.6%
Aerospace & Defense 2.3%
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	609,502
Northrop Grumman Corp., 9.375%, 10/15/2024	1,500,000	1,637,317
2,246,819
Air Freight & Logistics 2.4%
Federal Express Corp., 9.65%, 06/15/2012	1,800,000	2,361,638
Airlines 2.0%
Continental Airlines, Inc., 7.707%, 04/02/2021	868,954	877,255
Northwest Airlines, Inc.:
Ser. 1999-2, Class C, 8.304%, 09/01/2010	869,248	744,145
Ser. 2001-1, Class 1C, 7.626%, 04/01/2010	431,573	363,073
1,984,473
Commercial Services & Supplies 1.4%
Centex Corp., 7.875%, 02/01/2011	500,000	586,044
Coinmach Corp., 9.00%, 02/01/2010	250,000	272,500
Service Corporation International, 7.70%, 04/15/2009	250,000	263,125
Williams Scotsman, Inc., 9.875%, 06/01/2007	250,000	245,000
1,366,669
Construction Materials 0.3%
Terex Corp., 7.375%, 01/15/2014 144A	240,000	239,400
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Industrial Conglomerates 0.5%
Tyco International Group SA, 6.375%, 10/15/2011	$500,000	$ 527,500
Machinery 1.0%
AGCO Corp., 8.50%, 03/15/2006	250,000	251,250
Case New Holland Inc., 9.25%, 08/01/2011 144A	250,000	281,250
Cummins, Inc., 9.50%, 12/01/2010 144A	25,000	28,813
Terex Corp., 8.875%, 04/01/2008	250,000	263,500
Wolverine Tube, Inc., 10.50%, 04/01/2009	100,000	100,500
925,313
Road & Rail 1.7%
Bombardier, Inc., 6.75%, 05/01/2012 144A	500,000	542,500
Goodrich Corp., 7.625%, 12/15/2012	500,000	573,872
Union Pacific Corp., 6.625%, 02/01/2029	500,000	536,332
1,652,704
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.2%
Nortel Networks Corp., 6.125%, 02/15/2006	130,000	131,463
Computers & Peripherals 0.5%
International Business Machines Corp., 5.875%, 11/29/2032	500,000	500,688
MATERIALS 8.8%
Chemicals 1.9%
Allied Waste North America, Inc., 6.50%, 11/15/2010 144A	250,000	251,875
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	250,000	266,250
FMC Corp., 10.25%, 11/01/2009	205,000	240,875
Huntsman International LLC, 11.625%, 10/15/2010 144A	180,000	177,300
IMC Global, Inc., 10.875%, 08/01/2013 144A	250,000	265,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	250,000	255,000
Ser. A, 9.625%, 05/01/2007	145,000	150,075
Millennium America, Inc., 9.25%, 06/15/2008	250,000	269,375
1,875,750
Containers & Packaging 2.1%
Four M Corp., Ser. B, 12.00%, 06/01/2006	53,000	49,025
Graphic Packaging International, Inc., 8.50%, 08/15/2011 144A	200,000	221,000
Owens-Illinois, Inc., 7.15%, 05/15/2005	350,000	360,500
Rock Tennessee Co., 8.20%, 08/15/2011	500,000	588,275
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	524,109
Stone Container Corp., 9.75%, 02/01/2011	250,000	276,250
2,019,159
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010 144A	$ 400,000	$ 457,000
Inco Ltd., 5.70%, 10/15/2015	500,000	500,999
U.S. Steel Corp., 10.75%, 08/01/2008	400,000	447,000
1,404,999
Paper & Forest Products 3.4%
Abitibi-Consolidated, Inc., 8.55%, 08/01/2010	1,000,000	1,087,224
Boise Cascade Corp., 9.45%, 11/01/2009	1,000,000	1,166,710
Georgia Pacific Corp., 8.125%, 06/15/2023	400,000	395,000
Millar Western Forest Products, 7.75%, 11/15/2013 144A	25,000	25,531
Tembec Industries, Inc., 7.75%, 03/15/2012	5,000	4,713
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	609,979
3,289,157
TELECOMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 5.7%
British Telecommunications plc, 8.375%, 12/15/2010	750,000	902,424
Citizens Communications Co., 9.25%, 05/15/2011	1,000,000	1,249,439
France Telecom SA, 8.50%, 03/02/2031	1,000,000	1,313,211
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,086,347
Insight Midwest LP, 10.50%, 11/01/2010	400,000	438,000
Telus Corp., 8.00%, 06/01/2011	500,000	575,203
5,564,624
Wireless Telecommunications Services 3.2%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	800,000	914,803
Intelsat, Ltd., 6.50%, 11/01/2013 144A	500,000	519,021
Nextel Communications, Inc.:
6.875%, 10/31/2013	110,000	113,162
9.375%, 11/15/2009	400,000	439,000
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	296,250
Vodafone Group plc, 7.75%, 02/15/2010	700,000	823,896
3,106,132
UTILITIES 3.5%
Electric Utilities 3.5%
Niagara Mohawk Power Corp., 9.75%, 11/01/2005	2,494,000	2,814,048
Progress Energy, Inc., 6.85%, 04/15/2012	500,000	556,358
3,370,406
Total Corporate Bonds		89,564,999
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 3.3%
FHLMC:
9.00%, 12/01/2016	$555,380	$ 614,822
9.50%, 12/01/2022	70,155	78,595
FNMA:
9.00%, 02/01/2025-09/01/2030	694,705	777,857
10.00%, 09/01/2010-04/01/2021	415,544	468,389
GNMA:
8.00%, 03/15/2022-08/15/2024	244,897	266,920
8.25%, 05/15/2020	191,603	210,717
8.50%, 09/15/2024-01/15/2027	236,335	259,306
9.00%, 12/15/2019-03/15/2021	281,851	314,125
9.50%, 09/15/2019	109,640	122,197
10.00%, 01/15/2019-03/15/2020	106,102	119,399
Total Mortgage-Backed Securities		3,232,327
MUNICIPAL OBLIGATIONS 0.6%
HOUSING 0.6%
Virginia Hsg. Dev. Auth. RB, Ser. J, 6.75%, 12/01/2021	500,000	525,510
REPURCHASE AGREEMENTS 0.9%
State Street Bank & Trust Co., 0.95%, dated 11/28/2003, due 12/1/2003,
maturity value $872,025 #	871,957	871,957
Total Investments (cost $88,013,562) 98.2%		95,490,743
Other Assets and Liabilities 1.8%		1,786,712
Net Assets 100.0%		$ 97,277,455 ===========

#	The repurchase agreement is fully collateralized by $885,000 FHLB, 2.25%, 08/13/2004; value including accrued interest is $896,090.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors.

Summary of Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RB	Revenue Bond
REIT	Real Estate Investment Trust
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

Assets
Identified cost of investments	$ 88,013,562
Net unrealized gains on investments	7,477,181

Market value of investments	95,490,743
Receivable for securities sold	122,678
Principal paydown receivable	70,917
Interest receivable	1,997,250
Prepaid expenses and other assets	16,675

Total assets	97,698,263

Liabilities
Payable for securities purchased	262,194
Advisory fee payable	52,831
Accrued expenses and other liabilities	105,783

Total liabilities	420,808

Net assets	$ 97,277,455

Net assets represented by
Common stock, par value $0.01 per share, 10,000,000 shares authorized, 6,932,054 shares issued and outstanding	$ 69,321
Capital in excess of par value	99,226,235
Accumulated net realized losses on investments	(9,495,282)
Net unrealized gains on investments	7,477,181

Total net assets	$ 97,277,455

Shares outstanding	6,932,054

Net asset value per share	$ 14.03

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended November 30, 2003

Investment income
Interest	$ 6,990,642

Expenses
Advisory fee	648,794
Directors' fees and expenses	82,157
Professional fees	50,705
Printing and postage expenses	42,551
Custodian fees	21,339
Other	46,989

Total expenses	892,535
Less: Expense reductions	(547)
Fee waivers	(24,801)

Net expenses	867,187

Net investment income	6,123,455

Net realized and unrealized gains or losses on securities
Net realized gains on securities	84,232
Net change in unrealized gains or losses on investments	5,781,255

Net realized and unrealized gains on investments	5,865,487

Net increase in net assets resulting from operations	$ 11,988,942

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2003	2002

Operations
Net investment income	$ 6,123,455	$ 6,394,477
Net realized gains (losses) on investments	84,232	(3,022,499)
Net change in unrealized gains or losses on investments	5,781,255	(613,046)

Net increase in net assets resulting from operations	11,988,942	2,758,932

Distributions to shareholders from
Net investment income	(6,377,490)	(6,683,729)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Investment Plan	0	1,014,061

Total increase (decrease) in net assets	5,611,452	(2,910,736)
Net assets
Beginning of period	91,666,003	94,576,739

End of period	$ 97,277,455	$ 91,666,003

Undistributed net investment income	$ 0	$ 141,006

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Vestaur Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The primary investment objective of the Fund is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Directors.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with its custodian bank, State Street Bank & Trust Company.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. These dividends are recorded on the ex-dividend date. Shareholders have the option of receiving their dividends in cash or in the Fund's common stock in accordance with the Fund's Automatic Dividend Investment Plan. For those dividends paid in common stock, the Fund attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Fund will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid. Distributions from net realized capital gains, if any, are paid at least annually.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to premium amortization and discount accretion.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC ("EIMC"), an indirect wholly-owned subsidiary of Wachovia Corporation, is the investment advisor for the Fund and is paid an annual fee of 0.50% of the Fund's average monthly net assets plus 2.50% of the Fund's investment income.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. During the year ended November 30, 2003, the investment advisor waived its fees in the amount of $24,801, which represents 0.03% of the Fund's average monthly net assets.

Officers of the Fund and affiliated Directors receive no compensation directly from the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the year ended November 30, 2003 and the year ended November 30, 2002, the Fund issued 0 and 76,123 shares of common stock, respectively.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of non-U.S. Government securities (excluding short-term securities) for the year ended November 30, 2003 were $68,118,098 and $64,569,502, respectively. Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $4,556,435 and $4,601,313, respectively.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $88,660,291. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,850,323 and $19,871, respectively, with a net unrealized appreciation of $6,830,452.

NOTES TO FINANCIAL STATEMENTS continued

As of November 30, 2003, the Fund had $8,848,553 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$20,667	$895,845	$1,451,536	$3,049,670	$3,430,835

NOTE 5. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund's custodian, a portion of fund expenses has been reduced.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

As of November 30, 2003, the components of distributable earnings on a tax basis consisted of unrealized appreciation in the amount of $6,830,452 and capital loss carryover in the amount of $8,848,553.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and premium amortization and discount accretion.

The tax character of distributions paid was as follows:

	Year Ended November 30,
	2003	2002

Ordinary Income	$6,377,490	$6,683,729

NOTE 7. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On December 10, 2003 the Fund declared a dividend of $0.22 per share which is payable on January 15, 2004 to shareholders of record as of December 31, 2003.

This distribution is not reflected in the accompanying financial statements.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
Vestaur Securities, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vestaur Securities, Inc., as of November 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vestaur Securities, Inc., as of November 30, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
January 9, 2004

AUTOMATIC DIVIDEND INVESTMENT PLAN

Any registered shareholder of Vestaur Securities, Inc. may participate in the Automatic Dividend Investment Plan (the "Plan"), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Fund by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, P.O. Box 43069, Providence, RI 02940-3069 or call 1-781-575-2724.

This page left intentionally blank

BOARD OF DIRECTORS1 AND OFFICERS

Steven S. Elbaum Director DOB: 12/27/1948 One Meadowlands Plaza Suite 200 East Rutherford, NJ 07073 Term of office since: 1999[2] Other directorships: None	Principal occupations: Chairman and Chief Executive Officer of The Alpine Group, Inc. (Holding Company); Chairman of the Board of Spherion Corporation (staffing and consulting); Formerly, Chairman of the Board of Superior Telecom, Inc. (wire and cable producer).

Paul B. Fay, Jr. Director DOB: 7/8/1918 3766 Clay Street San Francisco, CA 94118 Term of office since: 1972[2] Other directorships: None	Principal occupations: President and Financial Consultant, The Fay Improvement Company (Service Provider to Money Managers); Trustee of Odell Charitable Foundation and Naval War College Foundation (Emeritus); Director of First American Corporation (Financial Holding Company); Director, OptimumBank.com; Formerly, Director, Compensation Resource Group Incorporated (National Executive Compensation Consulting firm).

Glen T. Insley[3] Director/Chairman of the Board DOB: 7/7/1946 Two Wachovia Center NC-1157 301 South Tryon Street Charlotte, NC 28288 Term of office since: 1998[2] Other directorships: None	Principal occupations: Chairman of the Board of the Fund: Vice President and Managing Director of Risk Management, Evergreen Investment Management Company, LLC; Senior Vice President, Wachovia.

John C. Jansing, Sr. Director DOB: 11/2/1925 162 S. Beach Road Hobe Sound, FL 33455 Term of office since: 1972[2] Other directorships: Director Emeritus, Lord Abbett & Co.	Principal occupations: Director, The Alpine Group, Inc.; Director Emeritus, Lord Abbett & Co. (Managed Group of Mutual Funds); Formerly, Director, Superior Telecom, Inc.; Formerly, Chairman, Independent Election Corporation of America.

Carol Kosel Treasurer DOB: 12/25/1963 200 Berkeley Street Boston, MA 02116 Term of office since: 1999	Principal occupations: Senior Vice President, Director of Fund Administration, Evergreen Investment Services, Inc.

Charles P. Pizzi Director DOB: 10/1/1950 3413 Fox Street Philadelphia, PA 19129 Term of office since: 1997[2] Other directorships: None	Principal occupations: President and Chief Executive Officer, Tasty Baking Company; Formerly, President, Greater Philadelphia Chamber of Commerce.

BOARD OF DIRECTORS1 AND OFFICERS continued

Philip R. Reynolds Director DOB: 6/28/1927 43 Montclair Drive West Hartford, CT 06107 Term of office since: 1972[2] Other directorships: None	Principal occupations: Treasurer and Trustee of J. Walton Bissell Foundation.

Marciarose Shestack Director DOB: 2/15/1934 Parkway House 2201 Pennsylvania Ave. Philadelphia, PA 19130 Term of office since: 1972[2] Other directorships: None	Principal occupations: Freelance broadcast journalist and public relations consultant; Formerly, Consultant of Philadelphia Developers Alliance, and President, Philadelphia Developers Alliance.

Robert E. Shultz Director DOB: 3/21/1940 120 Scarlet Oak Dr. Wilton, CT 06897 Term of office since: 1999[2] Other directorships: Director, General Motors Asset Management Absolute Return Strategies Fund	Principal occupations: Partner, TSW Associates; Chairman, Membership Committee, Institute for Quantitative Research in Finance; Director, General Motors Asset Management Absolute Return Strategies Fund; Director, LIM Asia Arbitrage Funds; Partner, Special Adviser, International Pension and Economic Research Institute, Tokyo, Japan; Member, Investment Advisory Committee, Christian Brothers Investment Services; Formerly, Advisory Board, The Market Channel; Formerly, Senior Vice President, Pine Grove Associates.

Dung Vukhac[3] Director/President DOB: 1/1/1944 55 Valley Stream Parkway Malvern, PA 19355 Term of office since: 2001[2] Other directorships: None	Principal occupations: Vice President and Managing Director of Client Services, Evergreen Investment Management Company, LLC; Senior Vice President, Wachovia; Formerly, Managing Director, Senior Vice President, Fixed Income Services, CoreStates Investment Advisers, Inc.; Formerly, Securities Analyst, Economist, Vice President and Fixed Income Manager, Trust Department, Philadelphia National Bank.

1   The Board of Directors oversees one mutual fund.

2   All Directors are elected to serve a one-year term.

3   As an officer of Evergreen Investment Management Company, LLC, the Fund's investment advisor, the Director is considered an "interested person" of the Fund.

Custodian
State Street Bank and Trust Company
Box 9021
Boston, MA 02205-9827

Transfer Agent, Dividend Disbursing Agent
Registrar & Shareholder Relations
EquiServe
P.O. Box 43069
Providence RI 02940-3069
(781) 575-2724

The common stock of
Vestaur Securities, Inc. is listed on the
American Stock Exchange, Symbol VES.

1/2004

Vestaur Securities, Inc. Evergreen Investment Management Company, LLC 123 South Broad Street, 2nd Floor Philadelphia, PA 19109

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
The registrant's Board of Directors has determined that it does not have an audit committee financial expert, within the meaning of Section 407 of the Sarbanes-Oxley Act, serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity. The entire audit committee is independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Evergreen Investment Management Company, LLC (the "Advisor"). The proxy voting policies and procedures of the Advisor are included as an exhibit hereto.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vestaur Securities, Inc.

By: _______________________
Glen T. Insley,
Principal Executive Officer

Date: January 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Glen T. Insley,
Principal Executive Officer

Date: January 31, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 31, 2004